Share-based payments - Disclosure of reconciliation of AGAs (Details) - Total AGAs - shares	6 Months Ended	127 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)	8,395,678
Number of instruments issued (in shares)	502,562	11,063,460
Number of instruments lapsed (in shares)	(233,738)
Number of instruments vested (in shares)	(858,370)
Number of instruments outstanding, ending balance (in shares)	7,806,132	7,806,132